Supplemental Financial Statement Information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Inventories
Raw materials and supplies	$ 92.6	$ 95.2
Work in process	120.3	150.2
Finished products	404.0	370.9
Total inventories	616.9	616.3
Other Current Assets
Miscellaneous receivables	74.4	56.7
Deferred income tax benefits	136.3	211.7
Prepaid expenses	117.3	87.5
Value added tax collectible from customers	48.0	57.6
Income tax receivable	71.1	31.1
Other	41.6	28.6
Total other current assets	488.7	473.2
Property, Plant and Equipment
Land	42.5	39.1
Buildings	296.4	283.9
Machinery and equipment	1,804.6	1,799.2
Construction in progress	53.4	63.7
Total gross property	2,196.9	2,185.9
Accumulated depreciation	(1,445.2)	(1,430.3)
Total property, plant and equipment, net	751.7	755.6
Other Current Liabilities
Accrued advertising, sales promotion and allowances	106.0	93.1
Accrued trade allowances	82.6	100.3
Accrued salaries, vacations and incentive compensation	113.2	112.0
Income taxes payable	42.5	0
Returns reserve	45.4	49.8
2013 restructuring reserve	26.4	20.6
Spin-off accrual	12.9	0
Other	228.1	198.2
Total other current liabilities	657.1	574.0
Other Liabilities
Pensions and other retirement benefits	342.3	315.9
Deferred compensation	157.8	167.8
Deferred income tax liabilities	471.1	541.7
Other non-current liabilities	92.6	86.2
Total other liabilities	1,063.8	1,111.6
Supplemental Cash Flow Information [Abstract]
Interest Paid	120.3	126.5	117.5
Income Taxes Paid	115.2	142.2	113.0
Allowance for Doubtful Accounts [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation Allowances and Reserves, Balance	16.0	15.9	15.9
Valuation Allowances and Reserves, Charged to Cost and Expense	(1.3)	(0.3)	2.2
Valuation Allowances and Reserves, Adjustments	(1.3)	0.4	(2.2)
Valuation Allowances and Reserves, Balance	13.4	16.0	15.9
Valuation Allowance of Deferred Tax Assets [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation Allowances and Reserves, Balance	9.5	11.9	12.6
Valuation Allowances and Reserves, Charged to Cost and Expense	7.6	0.5	0
Valuation Allowances and Reserves, Reversal of Charges to Cost and Expense	(3.0)	(0.2)	(0.8)
Valuation Allowances and Reserves, Adjustments	(0.8)	(2.7)	0.1
Valuation Allowances and Reserves, Balance	$ 13.3	$ 9.5	$ 11.9